BUSINESS COMBINATION (Schedule of Pro Forma Results of Operations of Company) (Details) - SBS acquisition [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Business Combination, Separately Recognized Transactions [Line Items]
Revenues	$ 197,007	$ 325,875
Net loss	$ (1,204)	$ (27,287)